Available-for-sale securities by contractual maturity (Details) $ in Millions	Sep. 30, 2018 AUD ($)
Financial assets
Tax-exempt securities	$ 0
Available-for-sale securities, maturities	61,119
No later than one year
Financial assets
Available-for-sale securities, maturities	6,898
Over 1 Year to 5 Years
Financial assets
Available-for-sale securities, maturities	40,764
Over 5 Years to 10 Years
Financial assets
Available-for-sale securities, maturities	13,073
No Specific Maturity
Financial assets
Available-for-sale securities, maturities	384
Government and semi-government securities
Financial assets
Available-for-sale securities, maturities	$ 42,979
Weighted average yield	3.20%
Government and semi-government securities | No later than one year
Financial assets
Available-for-sale securities, maturities	$ 4,780
Weighted average yield	3.10%
Government and semi-government securities | Over 1 Year to 5 Years
Financial assets
Available-for-sale securities, maturities	$ 25,126
Weighted average yield	3.30%
Government and semi-government securities | Over 5 Years to 10 Years
Financial assets
Available-for-sale securities, maturities	$ 13,073
Weighted average yield	2.90%
Other debt securities
Financial assets
Available-for-sale securities, maturities	$ 17,756
Weighted average yield	2.90%
Other debt securities | No later than one year
Financial assets
Available-for-sale securities, maturities	$ 2,118
Weighted average yield	3.00%
Other debt securities | Over 1 Year to 5 Years
Financial assets
Available-for-sale securities, maturities	$ 15,638
Weighted average yield	2.90%
Equity securities
Financial assets
Available-for-sale securities, maturities	$ 384
Equity securities | No Specific Maturity
Financial assets
Available-for-sale securities, maturities	$ 384